Employee Benefits - Reconciliation of the changes in the pension plans fair value of assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Canada [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	$ (4.1)	$ (3.6)
Canada [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	262.4	271.4
Interest income	10.0	9.9
Administration costs	(0.3)	(0.3)
Actuarial gains (losses) from return on plan assets	12.8	(12.1)
Employer contributions	8.3	8.2
Employee contributions	0.1	0.1
Benefit paid	(15.6)	(14.8)
Assets fair value at end of year	277.7	262.4
Foreign [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	(2.1)	(2.1)
Foreign [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	1.2	1.3
Employer contributions	6.7	4.9
Benefit paid	(6.5)	(5.0)
Assets fair value at end of year	$ 1.4	$ 1.2